S000045241 [Member] Investment Strategy - SFT T. Rowe Price Value Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	SFT T. Rowe Price Value Fund: Principal Investment Strategies
Strategy Narrative [Text Block]
At least 65% of the Fund’s total assets are normally invested in common stocks the Fund’s investment sub-adviser, T. Rowe Price Associates, Inc. (T. Rowe Price), regards as undervalued. Holdings are expected to consist primarily of large-cap stocks, but may also include stocks of mid-cap and small-cap companies.
In taking a value added approach to investment selection, T. Rowe Price’s in-house research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, T. Rowe Price generally looks for one or more of the following:
• Low price/earnings, price/book value, price/sales, or price/cash flow ratios relative to the broader equitymarket, a company’s peers, or a company’s own historical norm;
• Low stock price relative to a company’s underlying asset values or intrinsic value;
• Companies that may benefit from restructuring activity; and/or
• A sound balance sheet and other positive financial characteristics.
While most assets will typically be invested in U.S. common stocks, the Fund may invest in foreign stocks in keeping with the Fund’s objectives. The Fund may at times invest significantly in certain sectors.